Segment Reporting - Narrative (Detail) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($) subsidiary	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) segment subsidiary	Jun. 30, 2020 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment			3
Equity income (note 14 and 6b) | $	$ 28,111	$ 35,343	$ 65,268	$ 37,656
Publicly traded subsidiaries
Segment Reporting Information [Line Items]
Number of Subsidiaries | subsidiary	2		2